SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Payment [Abstract]
Schedule of options granted and not yet exercised, forfeited or expired
Grant Date	Number of options		No. of underlying shares (1)	Exercise price per share (1)	Actual vesting date	Contractual life of options

2009	38,000		447	$71.82	4 years (2)	10 years

2010	140,000		1,649	$64.57	3 years (3)	10 years

2011	300,000	*	3,533	$65.72	4 years (2)	10 years

2013	150,000		1,766	$23.11	4 years (2)	10 years

2014	130,000	*	14,639	$6.24	4 years (2)	10 years

2015	201,000	*	20,100	$3.23	4 years (2)	10 years

2016	5,627,816	*	562,782	$2.60	4 years (4)	10 years

2017	1,649,416	*	164,942	$2.90	4 years (4)	10 years
	10,000	*	1,000	$2.90	4 years (5)	10 years
	2,793,533	*	279,353	$2.43	4 years (5)	10 years
	40,000		4,000	$2.50	4 years (5)	10 years
	20,000		20,000	$3.90	2 years (6)	10 years

2018	909,203	*	909,203	$3.67	4 years (4)	10 years
	340,000	*	340,000	$2.94	4 years (5)	10 years
	130,000	*	130,000	$4.00	4 years (5)	10 years
	353	*	353	$3.93	4 years (5)	10 years
Total as of December 31, 2018	12,479,321		2,453,767

*	Some or all of the options were granted to related parties and/or key managerial personnel in the Group (1,249,556 options in 2018; 2,652,949 options in 2017; 5,627,816 options in 2016; 60,000 options in 2015; 40,000 options in 2014 and 300,000 options in 2011). See also Note 16A (Transactions and Balances with Related Parties—Benefits for key managers (including directors)).

(1)	After historical adjustments in the Company’s share capital, including the 10:1 reverse share split in June 2018. NIS-denominated exercise prices have been presented in dollars using the Bank of Israel exchange rate in effect on December 31, 2018.
(2)	The options vest in 16 equal quarterly tranches.
(3)	The options vested in 12 equal quarterly tranches.
(4)	The options vest in four equal annual tranches, commencing one year after the start of employment.
(5)	25% of the options vest after one year, and the remainder in 12 equal quarterly tranches over three additional years.
(6)	The options vest in eight equal quarterly tranches.

Schedule of number and weighted average exercise prices of share options outstanding
	2018		2017
	Underlying shares	Weighted average exercise price per share	Underlying shares	Weighted average exercise price per share
		$		$
Outstanding at the beginning of the year	1,220,761		633,052

Granted during the year	1,379,556	3.52	609,295 *	2.80
Exercised during the year	(1,750)	3.13	-	-
Forfeited during the year	(90,280)	2.69	(1,428)	4.04
Expired during the year	(54,520)	5.22	(20,158)	50.70

Total shares underlying options outstanding at the end of the year	2,453,767	3.32	1,220,761	3.12

*	Including options to purchase 20,000 ordinary shares that were approved by the Company in 2017 and granted in 2018.

Schedule of number and weighted average exercise prices of share options exercisable
December 31, 2018		December 31, 2017
Number of underlying shares	Average Exercise price per share	Number of underlying shares	Average Exercise price per share
979,792	$3.59	265,168	$5.10

Schedule of fair value of the services received in consideration of the options granted
	Granted in	Granted in
	2018	2017

Fair value at the grant date (1)	$2.6 million	$1.1 million
The following parameters were used in the model:
Share price at the grant date	$2.93 - $4.00	$2.54 - $3.92
Exercise price	$2.94 - $4.00	$2.62 - $3.92
Expected volatility (2)	54.0% - 71.8%	66.9% - 78.1%
Expected life of the option (3)	5.38 - 7 years	5.13 - 7.06 years
Risk-free interest rate (4)	1.41% - 3.10%	0.86% - 2.75%
Rate of expected dividends	-	-

(1)	NIS-denominated amounts have been presented in dollars using the Bank of Israel exchange rate in effect on December 31 in the year being presented.

(2)	The anticipated volatility is based on the historical volatility of the Company’s share price.

(3)	For options granted to the Company’s chief executive officer (“CEO”), the expected life is subject to certain conditions as set out in Note 16B (Transactions and Balances with Related Parties—CEO Compensation), and will be assessed in each period in accordance with the probability of their occurrence.

(4)	The risk-free interest rate is based on the yield to maturity of Israeli government bonds for options with an NIS exercise price, and of U.S. Treasury Securities for options with a dollar exercise price, having a duration to maturity equal to the expected life of the options.